MFC Bancorp and its Significant Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of information about consolidated structured entities [abstract]
Schedule of country of incorporation and proportion of interest
Subsidiaries	Country of Incorporation	Proportion of Interest
Kasese Cobalt Company Limited	Uganda	75%
MFC (A) Ltd	Marshall Islands	99.72%
MFC (D) Ltd	Marshall Islands	99.72%
M Financial Corp.	Barbados	100%
Merchants Financial Corp	Marshall Islands	99.96%
MFC Merchant Bank Limited	Malta	100%
Sino Medical Technology Co. Ltd	Marshall Islands	99.54%